Loans and Advances - Summary of Loans and Advances (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	¥ 127,088,662	¥ 125,190,819
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(551,270)	(530,933)
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	128,730,152	126,824,274
Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(1,090,220)	(1,102,522)
12-month ECL [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	124,700,934	122,484,011
12-month ECL [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(283,772)	(295,352)
Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	2,638,966	3,049,451
Lifetime ECL not credit-impaired [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(210,536)	(251,680)
Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	1,390,252	1,290,812
Lifetime ECL credit-impaired [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	¥ (595,912)	¥ (555,490)